14. Financial assets at fair value through profit or loss	12 Months Ended
Dec. 31, 2019
Financial assets at fair value through profit or loss [abstract]
Financial assets at fair value through profit or loss
	12.31.19	12.31.18

Current
Money market funds	2,789,831	147,236
Government bonds	-	5,052,573
Total current	2,789,831	5,199,809